================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                       SunAmerica Asset Management Corp.
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                    ----------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

================================================================================

Item 1. Reports to Stockholders

                                    [GRAPHIC]




                                                        SEMI-ANNUAL REPORT 2009

SUNAMERICA
Senior Floating Rate Fund

[LOGO]

                        Table of Contents


                 SHAREHOLDERS' LETTER......................  1
                 EXPENSE EXAMPLE...........................  2
                 STATEMENT OF ASSETS AND LIABILITIES.......  4
                 STATEMENT OF OPERATIONS...................  5
                 STATEMENT OF CHANGES IN NET ASSETS........  6
                 STATEMENT OF CASH FLOWS...................  7
                 FINANCIAL HIGHLIGHTS......................  8
                 PORTFOLIO OF INVESTMENTS..................  9
                 NOTES TO FINANCIAL STATEMENTS............. 18
                 APPROVAL OF INTERIM SUBADVISORY AGREEMENT. 26

        June 30, 2009                                         SEMI-ANNUAL REPORT

        Shareholders' Letter

Dear Shareholder:

We are pleased to present you with the semi-annual shareholder report for the SunAmerica Senior Floating Rate Fund for the six-month period ended June 30, 2009.

The semi-annual period was a strong one for the leveraged loan market. After posting a 9.8% return in the first quarter, the S&P/LSTA Leveraged Loan Index+ posted a record 20.4% gain in the second quarter. During the period, investor sentiment appeared to reverse from fear to optimism, which led to increasing retail and institutional investor flows into the asset class. In addition, repayments from high yield issuance resulted in loan demand greatly exceeding supply. This powerful combination fueled the record rally.

Behind the strong returns of the asset class for the semi-annual period, there is a tale of two markets. In the first quarter, the loan market discriminated significantly against lower-rated issuers, but the trend reversed course in the second quarter. All sectors participated in the rally, but the segments that had previously been most depressed generally exhibited the highest returns for the second quarter.

We value your support and thank you for your continued investment in the Fund.

Sincerely,

THE SUNAMERICA SENIOR FLOATING RATE FUND PORTFOLIO MANAGERS

AIG Global Investment Corp.*
Thomas G. Brandt
John G. Lapham
Steven S. Oh

--------
+The S&P/LSTA Leveraged Loan Index is an unmanaged loan market index that reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. Indices are not managed and an investor cannot invest directly into an index.

*Effective July 24, 2009, Wellington Management Company LLP replaced AIG Global Investment Corp. as the subadvisor to the Fund.

Past performance is no guarantee of future results.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities that are rated below investment grade or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- June 30, 2009 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and
(2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2009 and held until June 30, 2009.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2009" to estimate the expenses you paid on your account during this period. In addition, the "Expenses Paid During the Six Months Ended June 30, 2009" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan documents for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2009" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. In addition, the "Expenses Paid During the Six Months Ended June 30, 2009" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2009" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- June 30, 2009 -- (unaudited) (continued)


                                                Actual                                           Hypothetical
                           ------------------------------------------------- ------------------------------------
                                                 Ending                                          Ending Account
                                              Account Value  Expenses Paid                         Value using
                               Beginning      Using Actual     During the        Beginning      a Hypothetical 5%
                             Account Value     Returns at   Six Months Ended   Account Value    Assumed Return at
                           at January 1, 2009 June 30, 2009  June 30, 2009*  at January 1, 2009   June 30, 2009
                           ------------------ ------------- ---------------- ------------------ -----------------
Senior Floating Rate Fund
   Class A#...............     $1,000.00        $1,357.50        $ 8.48          $1,000.00          $1,017.60
   Class C#...............     $1,000.00        $1,353.18        $10.21          $1,000.00          $1,016.12

                           -----------------
                                            Expense
                            Expenses Paid    Ratio
                              During the     as of
                           Six Months Ended June 30,
                            June 30, 2009*   2009*
                           ---------------- --------
Senior Floating Rate Fund
   Class A#...............      $7.25         1.45%
   Class C#...............      $8.75         1.75%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to your Prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2009" and the "Expense Ratios" would have been higher.

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2009 -- (unaudited)

ASSETS:
Long-term investment securities, at value (unaffiliated)*.......... $162,270,018
Short-term investment securities, at value (unaffiliated)*.........    7,077,902
                                                                    ------------
  Total investments................................................  169,347,920

Cash...............................................................       14,889
Receivable for:
  Fund shares sold.................................................      936,710
  Dividends and interest...........................................    1,206,418
  Investments sold.................................................    5,300,944
Prepaid expenses and other assets..................................        4,856
Due from investment adviser for expense reimbursements/fee waivers.       11,385
                                                                    ------------
  Total assets.....................................................  176,823,122
                                                                    ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................       94,129
  Investments purchased............................................    3,740,805
  Investment advisory and management fees..........................      126,226
  Distribution and service maintenance fees........................       83,465
  Administration fees..............................................       59,400
  Transfer agent fees and expenses.................................       43,985
  Directors' fees and expenses.....................................        5,685
  Other accrued expenses...........................................      206,722
Dividends payable..................................................      239,309
Commitments (Note 11)..............................................           --
                                                                    ------------
  Total liabilities................................................    4,599,726
                                                                    ------------
   Net assets...................................................... $172,223,396
                                                                    ============
NET ASSETS REPRESENTED BY:
Common stock, $.01 par value....................................... $    254,656
Additional paid-in capital.........................................  293,483,362
                                                                    ------------
                                                                     293,738,018
Accumulated undistributed net investment income (loss).............      (53,981)
Accumulated undistributed net realized gain (loss) on investments..  (61,186,695)
Unrealized appreciation (depreciation) on investments..............  (60,273,946)
                                                                    ------------
   Net Assets...................................................... $172,223,396
                                                                    ============
Class A:
Net assets......................................................... $ 62,684,192
Shares outstanding.................................................    9,265,741
Net asset value and redemption price per share..................... $       6.77
Maximum sales charge (3.75% of offering price).....................         0.26
                                                                    ------------
Maximum offering price to public................................... $       7.03
                                                                    ============
Class C:
Net assets......................................................... $109,539,204
Shares outstanding.................................................   16,199,822
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charges)...... $       6.76
                                                                    ============
*COST
  Long-term investment securities (unaffiliated)................... $222,543,964
                                                                    ============
  Short-term investment securities (unaffiliated).................. $  7,077,902
                                                                    ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF OPERATIONS -- For the six months ended June 30, 2009

INVESTMENT INCOME:
Interest (unaffiliated)................................................................ $  4,714,528
Dividends (unaffiliated)...............................................................       12,557
Facility and other fee income (Note 2).................................................      814,604
                                                                                        ------------
   Total investment income.............................................................    5,541,689
                                                                                        ------------
EXPENSES:
Investment advisory and management fees................................................      626,874
Administration fees....................................................................      294,999
Distribution and service maintenance fees:
  Class A..............................................................................       66,795
  Class B*.............................................................................       21,378
  Class C..............................................................................      347,354
  Class Q*.............................................................................        6,202
Transfer agent fees and expenses:
  Class A..............................................................................       43,025
  Class B*.............................................................................        7,925
  Class C..............................................................................      107,595
  Class D*.............................................................................        5,827
  Class Q*.............................................................................        8,228
Registration fees:
  Class A..............................................................................       24,109
  Class B*.............................................................................        6,609
  Class C..............................................................................       19,247
  Class D*.............................................................................           --
  Class Q*.............................................................................           --
Accounting service fees................................................................       11,682
Custodian and accounting fees..........................................................       35,969
Reports to shareholders................................................................       30,740
Audit and tax fees.....................................................................       41,195
Legal fees.............................................................................       20,988
Directors' fees and expenses...........................................................       11,986
Interest expense.......................................................................          616
Other expenses.........................................................................       56,196
                                                                                        ------------
   Total expenses before fee waivers, expense reimbursements and custody credits.......    1,795,539
   Fees waived and expenses reimbursed by investment adviser and distributor (Note 5)..     (582,545)
   Custody credits earned on cash balances.............................................           (1)
                                                                                        ------------
   Net expenses........................................................................    1,212,993
                                                                                        ------------
Net investment income (loss)...........................................................    4,328,696
                                                                                        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated).................................  (12,510,377)
Change in unrealized appreciation (depreciation) on investments (unaffiliated).........   54,948,629
                                                                                        ------------
Net realized and unrealized gain (loss) on investments.................................   42,438,252
                                                                                        ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................ $ 46,766,948
                                                                                        ============

--------
*  See Note 1

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                        For the six   For the year
                                                                       months ended      ended
                                                                       June 30, 2009  December 31,
                                                                        (unaudited)       2008
                                                                       ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)......................................... $  4,328,696  $  15,913,863
 Net realized gain (loss) on investments (unaffiliated)...............  (12,510,377)   (22,486,848)
 Net unrealized gain (loss) on investments (unaffiliated).............   54,948,629    (91,985,010)
                                                                       ------------  -------------
Increase (decrease) in net assets resulting from operations...........   46,766,948    (98,557,995)
                                                                       ------------  -------------

Distributions to Shareholders from:
 Net investment income (Class A)......................................   (1,152,130)    (3,963,017)
 Net investment income (Class B)*.....................................     (193,048)      (828,020)
 Net investment income (Class C)......................................   (2,687,236)   (10,303,857)
 Net investment income (Class D)*.....................................     (132,560)      (503,781)
 Net investment income (Class Q)*.....................................     (181,742)      (317,866)
                                                                       ------------  -------------
Total distributions to shareholders...................................   (4,346,716)   (15,916,541)
                                                                       ------------  -------------
Net increase (decrease) in net assets resulting from capital share
 transactions (Note 3)................................................    2,384,415   (117,400,217)
                                                                       ------------  -------------
Total increase (decrease) in net assets...............................   44,804,647   (231,874,753)
                                                                       ============  =============
NET ASSETS:
Beginning of period...................................................  127,418,749    359,293,502
                                                                       ------------  -------------
End of period+........................................................ $172,223,396  $ 127,418,749
                                                                       ============  =============
--------
+Includes accumulated undistributed net investment income (loss)...... $    (53,981) $     (35,961)
                                                                       ============  =============

*  See Note 1

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CASH FLOWS -- For the six months ended June 30, 2009 -- (unaudited)

INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
Net increase in net assets from operations.................................................................... $ 46,766,948

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
  Purchase of loans...........................................................................................  (66,623,415)
  Proceeds from loans sold....................................................................................   70,856,973
  Loan principal paydowns.....................................................................................    4,441,352
  Net purchases of short-term securities......................................................................   (7,077,902)
  Accretion of facility fee income............................................................................     (674,238)
  Decrease in receivable for dividends and interest...........................................................    1,164,757
  Increase in receivable for investments sold.................................................................   (2,375,581)
  Decrease in amount due from investment adviser for expense reimbursements/fee waivers.......................       30,175
  Increase in amount due from distributor for fee waivers.....................................................       24,405
  Decrease in prepaid expenses and other assets...............................................................       10,519
  Increase in payable for investments purchased...............................................................    3,485,412
  Increase in payable for investment advisory and management fees.............................................       29,711
  Increase in payable for distribution and maintenance fees...................................................       12,181
  Increase in payable for administration fees.................................................................       13,981
  Decrease in other accrued expenses..........................................................................   (4,079,402)
  Unrealized appreciation on investments......................................................................  (54,948,629)
  Net realized loss from investments..........................................................................   12,510,377
                                                                                                               ------------
Net cash provided by operating activities..................................................................... $  3,567,624
                                                                                                               ------------
Cash flows from financing activities:
Proceeds from shares sold.....................................................................................   49,464,344
Payment on shares redeemed....................................................................................  (51,170,241)
Cash dividends paid...........................................................................................   (1,846,838)
                                                                                                               ------------
Net cash used by financing activities......................................................................... $ (3,552,735)
                                                                                                               ------------
Net increase in cash..........................................................................................       14,889
Cash balance at beginning of period...........................................................................           --
                                                                                                               ------------
Cash balance at end of period................................................................................. $     14,889
                                                                                                               ============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $2,560,042.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS


                                  Net gain
                                  (loss) on                                                                      Ratio of
                                 investments                        Dividends           Net               Net    expenses
            Net Asset               (both               Dividends   from net           Asset            Assets,     to
             Value,      Net      realized   Total from  from net   realized    Total  Value,           end of    average
  Period    beginning investment     and     investment investment  gains on   Distri- end of   Total   period      net
  Ended     of period income(1)  unrealized) operations   income   investments butions period Return(2) (000's)  assets(3)
----------- --------- ---------- ----------- ---------- ---------- ----------- ------- ------ --------- -------- ---------
                                                                    Class A+
-             -         -          -           -          -         --------
10/04/06*-
 12/31/06     $9.39     $0.38      $(0.22)     $ 0.16     $(0.15)   $      --  $(0.15) $9.40     1.75%  $ 14,165   1.45%(5)
12/31/07       9.40      0.56       (0.48)       0.08      (0.60)          --   (0.60)  8.88     0.84     89,077   1.45
12/31/08       8.88      0.49       (3.74)      (3.25)     (0.49)          --   (0.49)  5.14   (38.20)    25,546   1.45
06/30/09(4)    5.14      0.16        1.64        1.80      (0.17)          --   (0.17)  6.77    35.75     62,684   1.45(5)
                                                                    Class C
-             -         -          -           -          -         -------
12/31/04      $9.33     $0.28      $ 0.09      $ 0.37     $(0.29)   $      --  $(0.29) $9.41     3.97%  $174,583   1.75%
12/31/05       9.41      0.42       (0.03)       0.39      (0.41)          --   (0.41)  9.39     4.24    154,584   1.75
12/31/06       9.39      0.59        0.01        0.60      (0.59)          --   (0.59)  9.40     6.54    176,743   1.75
12/31/07       9.40      0.57       (0.52)       0.05      (0.58)          --   (0.58)  8.87     0.43    235,957   1.75
12/31/08       8.87      0.47       (3.74)      (3.27)     (0.46)          --   (0.46)  5.14   (38.31)    86,126   1.75
06/30/09(4)    5.14      0.17        1.61        1.78      (0.16)          --   (0.16)  6.76    35.32    109,539   1.75(5)

              Ratio of
                 net
             investment
              income to
  Period       average    Portfolio
  Ended     net assets(3) Turnover
----------- ------------- ---------

-
10/04/06*-
 12/31/06       6.78%(5)     61%
12/31/07        6.58         91
12/31/08        6.05         32
06/30/09(4)     5.96(5)      47

-
12/31/04        3.06%        24%
12/31/05        4.36         57
12/31/06        6.26         61
12/31/07        6.24         91
12/31/08        5.89         32
06/30/09(4)     5.80(5)      47

--------
+ Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.
*  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets) (See Note 4):

              12/31/04 12/31/05 12/31/06   12/31/07 12/31/08 06/30/09(4)(5)
              -------- -------- --------   -------- -------- --------------
     Class A.     --       --     1.81%(5)   0.59%    0.65%       0.76%
     Class C.   0.60     0.57     0.64       0.65     0.73        0.81

(4)Unaudited
(5)Annualized

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO PROFILE -- June 30, 2009 -- (unaudited)

       Industry Allocation*
       Broadcasting & Entertainment................................ 10.9%
       Finance..................................................... 10.3
       Retail Stores...............................................  7.9
       Utilities...................................................  5.4
       Leisure, Amusement, Entertainment...........................  5.3
       Chemicals, Plastics and Rubber..............................  5.2
       Healthcare, Education and Childcare.........................  4.9
       Printing and Publishing.....................................  4.6
       Hotels, Motels, Inns and Gaming.............................  4.6
       Buildings & Real Estate.....................................  4.6
       Registered Investment Companies.............................  4.1
       Oil and Gas.................................................  4.0
       Diversified/Conglomerate Manufacturing......................  3.2
       Electronics.................................................  3.2
       Cargo Transport.............................................  2.8
       Beverage, Food & Tobacco....................................  2.3
       Telecommunications..........................................  2.1
       Personal, Goods and Misc. Services..........................  1.8
       Personal Transportation.....................................  1.8
       Aerospace/Defense...........................................  1.7
       Personal and Nondurable Consumer Products...................  1.6
       Home and Office Furnishings, Housewares and Durables........  1.5
       Machinery...................................................  1.2
       Automobile..................................................  1.1
       Diversified/Conglomerate Service............................  0.9
       Containers, Packaging and Glass.............................  0.6
       Mining, Steel, Iron and Nonprecious Metals..................  0.5
       Textiles and Leather........................................  0.2
                                                                    ----
                                                                    98.3%
                                                                    ====

      Credit Quality+#
      BBB-........................................................   0.8%
      BB+.........................................................   0.6
      BB..........................................................   6.2
      BB-.........................................................   9.0
      B+..........................................................  24.1
      B...........................................................  21.2
      B-..........................................................  17.2
      CCC+........................................................   3.9
      CCC.........................................................   4.2
      CCC-........................................................   1.6
      CC..........................................................   1.1
      C...........................................................   0.7
      D...........................................................   6.3
      Not Rated@..................................................   3.1
                                                                   -----
                                                                   100.0%
                                                                   =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2009 -- (unaudited)

                                                           Ratings/(1)/
                                                           ------------
                                                                         Interest  Maturity  Principal    Value
          Industry Description                  Type       Moody's S&P     Rate    Date/(2)/  Amount     (Note 2)
-------------------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 93.7%
Aerospace/Defense -- 1.7%
  Aeroflex, Inc........................... BTL-B1           Ba3    BB-  3.63-4.13% 08/15/14  $1,995,647 $ 1,616,474
  McKechnie Aerospace De, Inc............. 2nd Lien         Ba3    CCC+    5.31    05/11/15   1,500,000     873,750
  Wesco International, Inc................ 2nd Lien         Caa1    B-     6.06    03/28/14     500,000     358,749
                                                                                                        -----------
                                                                                                          2,848,973
                                                                                                        -----------
Automobile -- 1.1%
  Allison Transmission, Inc............... BTL-B             B2     B   3.07-3.08  08/07/14     945,808     754,450
  FleetPride Corp......................... BTL-B            Ba3    BB-  3.10-3.60  06/06/13     226,563     163,690
  Key Safety Systems, Inc................. 1st Lien         Caa1    D   2.56-3.36  03/08/14   1,466,250     576,724
  United Components, Inc.................. Tranche D         B1     B+     3.21    06/30/12     416,465     358,159
                                                                                                        -----------
                                                                                                          1,853,023
                                                                                                        -----------
Beverage, Food & Tobacco -- 2.3%
  Best Brands Corp.@...................... BTL-C             Ca    CCC-    9.25    06/30/13   1,638,531     798,783
  Birds Eye Foods, Inc.................... BTL               B2     B   2.06-2.35  03/22/13     844,167     810,400
  Fresh Start Bakeries, Inc.@............. 2nd Lien          B2     B-     6.13    03/29/14     250,000     177,500
  NPC International, Inc.................. BTL              Ba3     B+  2.07-2.92  05/03/13   1,474,594   1,360,312
  Pinnacle Foods Group, Inc............... BTL-B             B2     B      3.07    04/02/14     980,000     878,937
                                                                                                        -----------
                                                                                                          4,025,932
                                                                                                        -----------
Broadcasting & Entertainment -- 10.9%
  Century -- TCI California LP+#@(5)...... Revolver          NR     NR     6.50    12/31/07      10,000       9,900
  Cequel Communications LLC............... BTL               B1    BB-  2.32-4.25  11/05/13   1,913,736   1,755,852
  Charter Communications Operating LLC(5). BTL               B1     D      6.25    03/06/14   2,989,886   2,711,453
  Citadel Broadcasting Co................. BTL-B            Caa3   CCC  2.35-2.93  06/12/14   6,000,000   3,154,998
  CSC Holdings, Inc....................... BTL-B            Baa3   BBB-    2.07    03/29/13     997,423     941,068
  Cumulus Media, Inc...................... BTL              Caa1    B      2.07    06/07/14   1,727,717   1,157,570
  Gray Television, Inc.................... BTL-B            Caa1   CCC+    3.82    12/31/14     860,377     535,047
  HIT Entertainment, Ltd.@................ 2nd Lien         Caa1   CCC     6.51    02/26/13   1,000,000     340,000
  HIT Entertainment, Ltd.................. BTL               B1     B-     3.26    03/20/12     896,357     661,063
  Intelsat Zeus, Ltd...................... BTL               B1    BB-     2.82    07/03/13     960,375     899,666
  Local TV LLC............................ BTL-B             B2     B-     2.31    05/07/13     843,070     535,350
  Mission Broadcasting, Inc............... BTL-B             B1     B      2.35    10/01/12   1,170,590     875,016
  Nexstar Broadcasting, Inc............... BTL-B             B1     B      2.79    10/01/12   1,107,095     827,554
  NextMedia Operating, Inc.(7)............ 2nd Lien          Ca     CC    11.25    11/15/13     506,366      45,573
  Spanish Broadcasting Systems, Inc....... 1st Lien         Caa3   CCC+    2.35    06/10/12     957,500     552,956
  Univision Communications, Inc........... BTL-B             B2     B-     2.56    09/15/14   4,000,000   3,001,428
  WideOpenWest Finance LLC................ BTL               B2     B-  2.82-4.75  06/22/14     997,500     855,356
                                                                                                        -----------
                                                                                                         18,859,850
                                                                                                        -----------
Buildings & Real Estate -- 4.6%
  Brand Services, Inc..................... BTL               B1     B   2.31-3.19  02/07/14   1,955,000   1,725,288
  Brand Services, Inc..................... BTL-B2            B1     B   3.69-4.50  02/07/14     982,500     876,881
  Building Materials Holding Corp......... Junior 2nd Lien  Caa2    B+     6.13    09/15/14     714,286     573,214
  Building Materials Holding Corp......... BTL               B3     B+     3.06    02/22/14     975,279     854,832
  Capital Automotive REIT................. BTL              Ba1     B      2.07    12/16/10   1,000,000     776,667
  North Las Vegas@(7)..................... 1st Lien         Caa3    D      6.25    05/01/11     223,578     111,789
  North Las Vegas@(7)..................... 2nd Lien          C      D     12.50    05/09/12     252,272      18,920
  PGT Industries, Inc..................... BTL-A2           Caa1    B-     6.25    02/14/12     329,268     207,439
  Realogy Corp............................ CLTL             Caa1   CCC-    3.50    10/10/13     411,009     299,744
  Realogy Corp............................ BTL              Caa1   CCC-    4.18    10/10/13   1,526,605   1,113,332
  Tensar Earth Technologies, Inc.......... BTL-B             B3     B      4.54    10/31/12     862,604     582,257
  ValleyCrest Cos......................... 1st Lien          B2     B+     2.32    10/08/13     975,526     740,180
  Yellowstone Club+@(5)(7)................ BTL               Ca     D      4.63    09/30/10     204,667      39,910
                                                                                                        -----------
                                                                                                          7,920,453
                                                                                                        -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2009 -- (unaudited) (continued)

                                                               Ratings/(1)/
                                                               ------------
                                                                            Interest  Maturity  Principal    Value
             Industry Description                    Type      Moody's S&P    Rate    Date/(2)/  Amount     (Note 2)
---------------------------------------------------------------------------------------------------------------------
Cargo Transport -- 2.8%
  Cardinal Logistics Management, Inc.#@........ 2nd Lien         B2     B-    6.82%   03/23/14  $1,000,000 $  100,000
  Dockwise Transport BV........................ BTL-B            B1     B     2.60    04/01/15     229,538    180,187
  Dockwise Transport BV........................ BTL-B2           B1     B     3.47    04/01/15     469,635    368,663
  Dockwise Transport BV........................ BTL-C            B1     B     3.47    04/01/16     229,538    180,187
  Dockwise Transport BV........................ BTL-C2           B1     B     3.47    04/01/16     469,635    368,663
  Dockwise Transport BV........................ BTL-D            B1     B     4.81    07/12/16     500,000    265,000
  Dockwise Transport BV........................ BTL-D2           B1     B     5.10    07/12/16   1,000,000    530,000
  Greatwide Logistics Services, Inc.+@(5)(7)... 2nd Lien         C      NR    9.31    06/19/14   1,000,000    150,000
  Hertz Corp................................... Tranche B       Ba1    BB-  2.07-2.08 12/21/12     341,133    314,574
  Ozburn-Hessey Holding Co. LLC@............... BTL              B1     B   3.85-4.29 08/10/12     501,565    388,713
  Swift Transportation Co., Inc................ BTL-B            B3     B-    3.63    05/10/14   2,662,728  1,988,725
                                                                                                           ----------
                                                                                                            4,834,712
                                                                                                           ----------
Chemicals, Plastics & Rubber -- 5.2%
  AZ Chemicals, Inc............................ 1st Lien         B1    BB-    2.32    02/28/13     929,137    792,089
  Brenntag AG.................................. BTL              B1     B+  2.31-3.50 01/20/14      48,279     44,538
  Brenntag AG.................................. BTL-B2           B1     B+  2.31-3.50 01/20/14     199,865    184,376
  Cognis GmbH.................................. STFA             B2     B-    2.61    09/15/13   1,000,000    791,667
  Cristal Inorganic Chemicals US, Inc.......... 1st Lien         B1     B     2.85    05/15/14     894,778    666,610
  Georgia Gulf Corp............................ BTL-B            B3     C   6.82-8.75 10/03/13     494,759    398,667
  Hexion Specialty Chemicals, Inc.............. BTL-C1           B1    CCC+   3.50    05/05/13     798,946    550,829
  Hexion Specialty Chemicals, Inc.............. BTL-C2           B1    CCC+   2.88    05/05/13     173,108    119,348
  Huntsman International LLC................... BTL-B           Ba1     B+    2.06    04/21/14   2,848,978  2,564,080
  Ineos US Finance LLC......................... BTL-B           Caa1   CCC+   7.50    12/16/13     678,677    504,483
  Ineos US Finance LLC......................... BTL-C           Caa1   CCC+   8.00    12/16/14     678,491    504,345
  Kraton Polymers LLC.......................... BTL-B            B1     B     3.25    05/12/13     370,417    304,668
  LyondellBasell Industries(5)(8).............. DIP             Caa1   BB-    13.00   12/15/09     561,702    387,025
  LyondellBasell Industries(5)................. Roll-up TL      Caa2    B-  5.83-5.94 12/15/09     561,148    468,910
  LyondellBasell Industries(5)................. Dutch TL-A      Caa2    C     3.82    12/20/13      58,689     25,823
  LyondellBasell Industries(5)................. Dutch Revolver  Caa2    C     3.82    12/20/14      25,265     11,243
  LyondellBasell Industries(5)................. GRM TL-B1       Caa2    C     4.07    12/20/14      72,533     31,915
  LyondellBasell Industries(5)................. GRM TL-B2       Caa2    C     4.07    12/20/14      72,533     31,915
  LyondellBasell Industries(5)................. GRM TL-B3       Caa2    C     4.07    12/20/14      72,533     31,915
  LyondellBasell Industries(5)................. BTL-A           Caa2    C     3.82    12/20/14     180,513     79,426
  LyondellBasell Industries(5)................. BTL-B1          Caa2    C     7.00    12/20/14     314,742    138,486
  LyondellBasell Industries(5)................. BTL-B2          Caa2    C     7.00    12/20/14     314,742    138,486
  LyondellBasell Industries(5)................. BTL-B3          Caa2    C     7.00    12/20/14     314,742    138,486
  LyondellBasell Industries(5)................. Revolver        Caa1    C     3.82    12/20/14      94,743     41,687
                                                                                                           ----------
                                                                                                            8,951,017
                                                                                                           ----------
Containers, Packaging & Glass -- 0.6%
  Graham Packaging Co. LP...................... BTL-B            B1     B+  2.56-2.63 10/07/11      85,035     81,011
  Graham Packaging Co. LP...................... BTL-C            B1     B+    6.75    04/05/14     850,971    843,737
  MMGS Packaging Acquisition@.................. 2nd Lien        Caa3    CC    6.10    03/08/15     500,000    110,000
                                                                                                           ----------
                                                                                                            1,034,748
                                                                                                           ----------
Diversified/Conglomerate Manufacturing -- 3.2%
  Accuride Corp.(11)........................... BTL-B           Caa1    B-    3.00    01/31/12   1,071,364    838,878
  Cinram International, Inc.................... BTL-B            B2     D   2.32-3.02 05/05/11     894,007    623,570
  Manitowoc Co., Inc........................... BTL-B            B1     BB    7.50    11/09/14     995,000    902,134
  RGIS LLC..................................... Delayed Draw     B1     B-    3.10    05/01/14      45,153     34,693
  RGIS LLC..................................... BTL-B            B1     B-  3.10-3.54 04/27/14     903,061    693,852
  Veyance Technologies, Inc.................... 1st Lien         B3     B     2.58    07/31/14   2,579,063  1,730,120
  Veyance Technologies, Inc.................... Delayed Draw     B3     B     2.58    07/31/14     369,375    247,789
  X-Rite, Inc.................................. 1st Lien         B2     B+  7.75-8.00 10/29/12     625,525    492,992
                                                                                                           ----------
                                                                                                            5,564,028
                                                                                                           ----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2009 -- (unaudited) (continued)

                                                                       Ratings/(1)/
                                                                       ------------
                                                                                    Interest  Maturity  Principal    Value
                  Industry Description                        Type     Moody's S&P    Rate    Date/(2)/  Amount     (Note 2)
------------------------------------------------------------------------------------------------------------------------------
Diversified/Conglomerate Service -- 0.9%
  Bridge Information Systems, Inc.+#@(5)(6).............. BTL-B          NR     NR    6.25%   05/29/05  $  397,353 $         0
  NES Rentals Holdings................................... 2nd Lien      Caa2    D   7.13-7.75 07/20/13   2,157,140   1,078,570
  Protection One, Inc.@.................................. BTL           Ba2    BB-    2.56    03/31/12     451,306     406,175
                                                                                                                   -----------
                                                                                                                     1,484,745
                                                                                                                   -----------
Electronics -- 2.7%
  Aspect Software, Inc................................... Tranche A-1    B1     B-    3.38    07/11/11     321,034     268,064
  Infor Global Solutions................................. Delayed Draw   B1     B+    4.06    07/28/12     333,429     275,079
  Infor Global Solutions................................. BTL            B1     B+    4.06    07/28/12     639,071     527,234
  Radio Systems, Inc.@................................... BTL-B          B2     B+    3.07    10/05/13     409,905     334,073
  Reynolds & Reynolds Co................................. 1st Lien      Ba2     BB    2.31    10/26/12     834,695     696,970
  Reynolds & Reynolds Co................................. 2nd Lien       B3     B     5.81    10/26/13     250,000     140,000
  Sensata Technologies BV................................ BTL-B          B3     B     2.80    04/30/13   1,949,749   1,501,307
  Sungard Data Systems, Inc.............................. BTL-A         Ba3     BB  2.07-2.72 02/28/14      34,105      30,978
  Sungard Data Systems, Inc.............................. BTL-B         Ba3     BB  2.07-2.72 02/28/16     963,337     897,280
                                                                                                                   -----------
                                                                                                                     4,670,985
                                                                                                                   -----------
Finance -- 10.3%
  Alliant Holdings....................................... BTL-B          B2     B     3.60    11/01/14     982,500     879,338
  Amwins Group, Inc...................................... 1st Lien       B2     B-  3.11-3.16 06/08/13   1,960,000   1,239,700
  Bankruptcy Management Solutions, Inc................... 2nd Lien      Caa1   CCC-   6.56    07/31/13     243,125      63,213
  First Data Corp........................................ BTL-B1         B1     B+  3.06-3.07 09/24/14   1,970,038   1,481,358
  First Data Corp........................................ BTL-B2         B1     B+  3.06-3.07 09/24/14     498,731     375,295
  First Data Corp........................................ BTL-B3         B1     B+  3.06-3.07 09/24/14     982,500     738,411
  Hub International Holdings, Inc........................ BTL            B2     B+    2.81    06/13/14   2,401,961   2,121,731
  Hub International Holdings, Inc........................ Delayed Draw   B2     B+    2.81    06/13/14     539,892     476,905
  iPayment, Inc.......................................... BTL-B          B1     B-  2.32-2.60 05/08/13   1,822,930   1,367,197
  LPL Holdings, Inc...................................... Tranche D     Ba3     B+  2.06-2.35 06/28/13   1,964,824   1,797,814
  National Processing Co. LLC............................ 1st Lien       B2     B   3.32-5.25 09/29/13   1,260,023     963,918
  National Processing Co. LLC@........................... 2nd Lien      Caa2   CCC    7.67    09/29/14     500,000     212,500
  Neff Corp.@............................................ 2nd Lien      Caa2   CCC    3.82    11/30/14     500,000      97,500
  NES Tanks.............................................. 2nd Lien      Caa2    B     4.76    04/06/14     500,000     212,500
  Nielsen Finance LLC.................................... BTL           Ba3     B+    2.32    08/15/13   1,315,831   1,187,538
  Rental Service Corp.................................... 2nd Lien      Caa1    B-  3.81-4.67 11/30/13   2,295,841   1,767,797
  TransFirst Holdings, Inc............................... BTL-B          B2     B     3.06    06/15/14   2,940,192   2,058,134
  USI Holdings Corp...................................... BTL-B          B2     B-    3.35    05/04/14     982,456     736,842
                                                                                                                   -----------
                                                                                                                    17,777,691
                                                                                                                   -----------
Healthcare, Education & Childcare -- 4.9%
  AMR/EmCare Holdings.................................... BTL           Ba1    BB+  2.31-2.32 02/10/12     573,753     535,741
  CHG Cos., Inc.......................................... 2nd Lien       B1     B     6.31    12/08/13   1,000,000     825,000
  Community Health Systems, Inc.......................... Delayed Draw  Ba3     BB    2.56    07/15/14      97,078      87,624
  Community Health Systems, Inc.......................... BTL           Ba3     BB  2.56-2.92 07/15/14   1,902,922   1,717,604
  Gambro AB.............................................. BTL-B          B2     B-    4.27    06/05/14     430,973     339,750
  Gambro AB.............................................. BTL-C          B2     B-    4.77    06/05/15     430,973     339,750
  Health Management Associates, Inc...................... BTL-B          B1    BB-    2.35    02/28/14   1,776,786   1,571,622
  Hologic, Inc........................................... BTL-B         Baa3   BB+    3.63    03/31/13     375,009     362,822
  PTS Pharmaceuticals.................................... BTL-B         Ba3    BB-    2.56    04/10/14   1,960,000   1,634,967
  Spectrum Labs.......................................... BTL-B          NR     NR    8.50    12/23/11     819,973     750,276
  Team Health, Inc....................................... BTL-B          B1    BB-  2.61-2.72 11/23/12     241,250     212,903
                                                                                                                   -----------
                                                                                                                     8,378,059
                                                                                                                   -----------
Home & Office Furnishings, Housewares & Durables -- 1.5%
  National Bedding Co.................................... 1st Lien       B1    BB-    2.38    02/28/13   1,410,599   1,220,168
  National Bedding Co.@.................................. 2nd Lien      Caa1    B-    5.32    02/28/14   1,000,000     648,333
  Simmons Co............................................. BTL-C          B2     CC    9.50    12/19/11     816,772     746,326
                                                                                                                   -----------
                                                                                                                     2,614,827
                                                                                                                   -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2009 -- (unaudited) (continued)

                                                                 Ratings/(1)/
                                                                 ------------
                                                                              Interest  Maturity  Principal    Value
              Industry Description                     Type      Moody's S&P    Rate    Date/(2)/  Amount     (Note 2)
-----------------------------------------------------------------------------------------------------------------------
Hotels, Motels, Inns, & Gaming -- 4.6%
  CCM Merger, Inc................................ BTL-B            B3     B+    8.50%   07/13/12  $  434,254 $  365,859
  Fairmont Hotels and Resorts@................... BTL-B            NR     NR    3.81    05/12/11     362,353    280,824
  Golden Nugget, Inc............................. 1st Lien         B3     B-    2.31    06/30/14   1,272,727    879,376
  Golden Nugget, Inc............................. Delayed Draw     B3     B-  2.32-2.66 06/30/14     724,545    500,616
  Green Valley Ranch Gaming LLC@................. 2nd Lien         Ca     CC    3.88    08/16/14   1,000,000    145,000
  Isle of Capri Casinos, Inc..................... BTL              B1     B+    2.35    07/26/14   1,106,031  1,003,170
  Isle of Capri Casinos, Inc..................... Delayed Draw B   B1     B+    2.06    07/26/14     442,412    401,268
  Isle of Capri Casinos, Inc..................... Delayed Draw A   B1     B+    2.35    07/26/14     333,508    302,492
  Las Vegas Sands, Inc........................... BTL              B3     B-    2.06    05/23/14   2,940,000  2,086,483
  New World Gaming Partners, Ltd................. Delayed Draw     B3     B+    3.71    09/30/14     498,750    315,875
  New World Gaming Partners, Ltd................. 1st Lien         B3     B+    3.71    09/30/14   2,462,500  1,559,583
  Wembley, Inc.@(10)............................. 1st Lien         NR    CCC    4.75    07/18/11     244,571    122,286
  Wembley, Inc.@(10)............................. 2nd Lien         NR     D     6.50    07/18/12     250,000     18,750
                                                                                                             ----------
                                                                                                              7,981,582
                                                                                                             ----------
Leisure, Amusement, Entertainment -- 5.3%
  24 Hour Fitness Worldwide, Inc................. BTL-B           Ba3     B+  2.81-3.67 06/08/12   1,935,000  1,528,650
  Audio Visual Services Group, Inc.@............. 2nd Lien         NR     NR    7.10    08/28/14   1,039,803     71,053
  Fender Musical Instruments Corp................ Delayed Draw     B2     B+    2.57    06/06/14     330,833    241,508
  Fender Musical Instruments Corp................ BTL-B            B2     B+  2.85-4.50 06/06/14     655,000    478,150
  Formula One Holdings........................... BTL-B1           NR     NR    2.69    12/31/13   1,120,285    822,610
  Formula One Holdings........................... BTL-B2           NR     NR    2.69    12/31/13     756,721    555,650
  Formula One Holdings@.......................... BTL-D2           NR     NR    3.81    06/30/14   1,500,000    885,000
  Hicks Sports Group@(7)......................... BTL-B            B2     D     5.75    12/22/10   3,000,000  2,625,000
  Metro-Goldwyn-Mayer Studios, Inc............... BTL-B           Ba3     B-    3.56    04/08/12   2,902,500  1,618,144
  Panavision, Inc................................ 2nd Lien        Caa3   CCC- 8.54-8.59 03/30/12     500,000    265,000
                                                                                                             ----------
                                                                                                              9,090,765
                                                                                                             ----------
Machinery -- 1.2%
  Generac Power Systems, Inc.@................... 2nd Lien         B2    CCC+   6.32    05/07/14   1,000,000    394,525
  Gleason Corp................................... BTL-B           Ba3     B   2.38-2.94 06/30/13     974,912    906,668
  NACCO Materials Handling Group, Inc............ BTL              B1    BB-  2.31-3.41 03/21/13     974,874    687,286
                                                                                                             ----------
                                                                                                              1,988,479
                                                                                                             ----------
Mining, Steel, Iron & Nonprecious Metals -- 0.5%
  Aleris International, Inc.(5)(8)............... DIP              B3     B+    13.00   02/13/10      92,655     87,714
  Aleris International, Inc.(5).................. BTL-C1           Ca     NR    4.25    12/19/13     175,994     91,517
  Algoma Steel, Inc.............................. BTL-B            B3     B+    2.81    06/20/13     701,453    561,164
  Walter Industries, Inc......................... BTL              B2    BB+  2.56-2.85 10/03/12      76,787     70,260
                                                                                                             ----------
                                                                                                                810,655
                                                                                                             ----------
Oil & Gas -- 4.0%
  Alon Krotz Springs............................. BTL-B            B1     B+    11.75   06/30/14     271,224    206,130
  Alon USA, Inc. (Edgington Facility)............ BTL              B1     BB  2.56-2.92 06/22/13      26,944     17,110
  Alon USA, Inc. (Paramount Facility)............ BTL              B1     BB  2.56-2.92 06/22/13     215,556    136,878
  ATP Oil & Gas Corp............................. BTL-B1          Caa1    B+    8.50    07/15/14   2,017,949  1,549,785
  ATP Oil & Gas Corp............................. BTL-B2          Caa1    B+    8.50    01/15/11     530,548    407,461
  Big West Oil LLC............................... Delayed Draw    Caa3    D     4.50    05/15/14   1,100,000    898,334
  Big West Oil LLC............................... BTL-B           Caa3    D     4.50    05/31/14     875,000    714,584
  CDX Funding LLC+@(5)(7)........................ 2nd Lien         NR     NR    7.50    03/31/13   1,000,000    236,667
  Coffeyville Resources LLC...................... LOC              B2    BB-    8.75    12/27/10      64,865     59,432
  Coffeyville Resources LLC...................... BTL-B            B2    BB-    8.75    12/27/13     520,983    477,351
  Dresser, Inc................................... 2nd Lien         B3     B-    6.07    05/04/15   1,000,000    710,625
  Helix Energy Solutions Group, Inc.............. BTL-B           Ba2     BB  2.31-3.14 07/01/13     499,317    462,284
  Targa Resources, Inc........................... LOC             Ba3     B+    3.35    10/31/12      96,774     93,180
  Targa Resources, Inc........................... BTL-B           Ba3     B+  2.31-2.60 10/31/12     166,427    160,246
  Venoco, Inc.................................... 2nd Lien        Caa1    B     4.38    05/07/14     988,971    761,508
                                                                                                             ----------
                                                                                                              6,891,575
                                                                                                             ----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2009 -- (unaudited) (continued)

                                                              Ratings/(1)/
                                                              ------------
                                                                            Interest  Maturity  Principal    Value
             Industry Description                    Type     Moody's S&P     Rate    Date/(2)/  Amount     (Note 2)
----------------------------------------------------------------------------------------------------------------------
Personal & Nondurable Consumer Products -- 1.6%
  American Achievement Corp.@................... BTL-B          B1     B   6.25-6.50% 03/25/11  $  301,634 $   259,405
  Hillman Group, Inc............................ BTL-B         Ba3     B+     3.85    03/31/11     654,611     595,696
  Huish Detergents, Inc......................... 1st Lien      Ba3     BB     2.06    04/25/14   1,960,000   1,848,933
                                                                                                           -----------
                                                                                                             2,704,034
                                                                                                           -----------
Personal, Goods & Misc. Services -- 1.8%
  Central Parking Corp.......................... LOC           Ba2     B-     2.81    05/22/13     379,310     266,940
  Central Parking Corp.......................... 1st Lien      Ba2     B-     2.56    05/22/14   1,044,514     735,077
  NEP, Inc.@.................................... BTL-B          B1     B      2.56    02/16/14     977,486     862,632
  Sabre Holdings Corp........................... BTL-B          B1     B   2.57-3.29  09/30/14   1,443,615   1,040,434
  Travelport, Inc............................... BTL-B         Ba2     B      2.81    08/23/13     262,918     207,911
                                                                                                           -----------
                                                                                                             3,112,994
                                                                                                           -----------
Personal Transportation -- 1.8%
  Continental Airlines, Inc..................... BTL-A1        Ba3     B      4.04    06/01/11     285,714     232,857
  Continental Airlines, Inc..................... BTL-A2        Ba3     B      4.04    06/01/11     714,286     582,143
  Delta Air Lines, Inc.......................... 2nd Lien       B2     B      3.57    04/30/14     980,000     677,950
  United Airlines, Inc.......................... Tranche B      B3     B+  2.31-2.38  02/02/14   1,404,444     831,548
  US Airways Group, Inc......................... BTL            B3     B+     2.81    03/21/14   1,460,000     779,478
                                                                                                           -----------
                                                                                                             3,103,976
                                                                                                           -----------
Printing & Publishing -- 4.6%
  Advanstar Communications, Inc................. 1st Lien       B2     B-     2.85    05/31/14   1,962,456   1,103,882
  Advanstar Communications, Inc.@............... 2nd Lien      Caa2   CCC     5.60    11/30/14   1,000,000      95,000
  Affinity Group, Inc........................... BTL            B1     B-    10.75    03/31/10     896,718     748,760
  Affinity Group, Inc........................... BTL-A          B1     B-    10.75    03/31/10     194,879     158,657
  Caribe Information Investment, Inc............ BTL-B          B2     B   2.56-2.58  03/31/13   1,686,571     864,368
  GateHouse Media Operating, Inc................ Delayed Draw  Caa1   CCC  2.31-2.33  08/28/14     815,217     201,087
  GateHouse Media Operating, Inc................ BTL-B         Caa1   CCC     2.31    08/28/14   3,184,783     785,581
  GateHouse Media Operating, Inc................ BTL-C         Caa1   CCC     2.58    08/28/14   1,000,000     246,667
  Idearc, Inc.+(5)(7)........................... BTL-B          NR     D      6.25    11/17/14   1,902,719     821,567
  Local Insight Regatta Holdings, Inc........... BTL            B2     B+     7.75    04/23/15     721,315     414,756
  Reader's Digest Associations, Inc............. BTL-B         Caa2   CCC  2.64-2.65  03/02/14     977,500     426,434
  Thomas Nelson Publishers...................... BTL-B          B3    CCC  7.75-8.75  06/12/12     395,047     219,251
  Tribune Co.+(5)(7)............................ BTL-B          NR     NR     6.50    05/19/14   3,925,075   1,203,283
  Yell Group, Ltd............................... BTL-B          NR     B+     3.31    10/27/12   1,000,000     609,167
                                                                                                           -----------
                                                                                                             7,898,460
                                                                                                           -----------
Retail Stores -- 7.9%
  Claire's Stores, Inc.......................... BTL-B         Caa2    B-  3.06-3.35  05/29/14   2,940,000   1,647,626
  David's Bridal, Inc........................... BTL            B2     B   2.31-2.60  01/31/14   1,947,835   1,675,138
  JRD Holdings, Inc............................. BTL           Ba3    BB-     2.57    07/02/14     968,750     932,422
  KIK Custom Products........................... CND TL         B3    CCC+    2.57    05/23/14     356,167     247,536
  KIK Custom Products........................... BTL            B3    CCC+    2.57    05/23/14   2,077,640   1,443,960
  Michaels Stores, Inc.......................... BTL            B3     B   2.63-2.75  10/31/13   2,939,698   2,341,961
  Petco Animal Supplies, Inc.................... BTL-B          B1     B+  2.56-3.29  10/25/13     487,500     458,076
  Quizno's LLC.................................. 1st Lien       B2     B+     2.88    05/05/13   2,173,936   1,586,973
  Smart & Final, Inc............................ Delayed Draw   B2     B   3.31-4.10  05/31/14     402,010     365,829
  Smart & Final, Inc............................ 1st Lien       B2     B   3.31-3.67  05/31/14     577,915     525,902
  Smart & Final, Inc.@.......................... 2nd Lien      Caa1   CCC     8.10    11/30/14   1,000,000     715,000
  The Pantry, Inc............................... BTL            B1     BB     1.81    05/15/14   1,446,199   1,341,350
  The Pantry, Inc............................... Delayed Draw   B1     BB     1.81    05/04/14     416,362     386,176
                                                                                                           -----------
                                                                                                            13,667,949
                                                                                                           -----------
Telecommunications -- 2.1%
  IPC Systems, Inc.............................. 2nd Lien      Caa2   CCC+    5.56    05/31/14   1,000,000     432,500
  MetroPCS Wireless, Inc........................ BTL           Ba2    BB-  2.56-3.31  11/03/13   1,496,154   1,427,144
  Sorenson Communications, Inc.................. Tranche C     Ba2     B      2.81    08/16/13   1,918,913   1,757,005
                                                                                                           -----------
                                                                                                             3,616,649
                                                                                                           -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2009 -- (unaudited) (continued)

                                                            Ratings/(1)/
                                                            ------------
                                                                          Interest  Maturity    Principal      Value
            Industry Description                   Type     Moody's S&P     Rate    Date/(2)/ Amount/Shares   (Note 2)
------------------------------------------------------------------------------------------------------------------------
Textiles & Leather -- 0.2%
  William Carter Co........................... BTL-B          Ba3   BBB- 1.81-2.54% 07/14/12   $  336,275   $    321,142
                                                                                                            ------------
Utilities -- 5.4%
  Calpine Corp................................ BTL            B2     B+     3.48    03/29/14    3,487,361      3,096,002
  Entegra Power Group LLC..................... 2nd Lien       B3     B+     3.72    03/30/14      445,750        368,699
  KGen Power Corp............................. LOC            B1     BB     2.38    01/31/14      375,000        341,250
  KGen Power Corp............................. BTL            B1     BB     2.06    01/31/14      609,375        554,531
  La Paloma Generating Co..................... Delayed Draw   B2     B      2.35    08/16/12       14,545         12,520
  La Paloma Generating Co..................... LOC            B2     B      1.96    08/16/12       32,787         28,224
  La Paloma Generating Co..................... 1st Lien       B2     B      2.35    08/16/12      182,621        157,206
  La Paloma Generating Co..................... 2nd Lien       B3    CCC     4.10    08/16/13      250,000        165,208
  Mach Gen LLC................................ LOC            Ba3   BB-     2.60    02/22/13       88,760         76,629
  NE Energy, Inc.............................. 2nd Lien       B3    CCC+    5.13    05/01/14      250,000        190,625
  NSG Holdings II LLC......................... LOC            Ba2    BB     2.13    06/15/14      102,041         94,388
  NSG Holdings II LLC......................... BTL            Ba2    BB     2.13    06/15/14      610,062        564,308
  Texas Competitive Electric Holdings Co. LLC. BTL-B1         B1     B+  3.81-3.82  10/01/14    1,994,924      1,427,202
  Texas Competitive Electric Holdings Co. LLC. BTL-B2         B1     B+  3.81-3.82  10/01/14    1,492,405      1,070,148
  TPF Generation Holdings LLC................. 2nd Lien       B3     B+     4.56    12/15/14    1,500,000      1,240,001
                                                                                                            ------------
                                                                                                               9,386,941
                                                                                                            ------------
  Total Loans (cost $219,445,283)................................................                            161,394,244
                                                                                                            ------------
CORPORATE BONDS -- 0.5%
Chemicals, Plastics & Rubber -- 0.0%
  Wellman, Inc.
   Bond
   9.99% due 01/30/19#@(5).................................................................        91,000          1,820
                                                                                                            ------------
Electronics -- 0.5%
  NXP BV
   Note
   3.88% due 10/15/13(9)...................................................................     2,000,000        800,000
                                                                                                            ------------
  Total Corporate Bonds (cost $2,972,700)..................................................                      801,820
                                                                                                            ------------
COMMON STOCK -- 0.0%
Telecommunications -- 0.0%
  Global Crossing, Ltd.+...................................................................           175          1,607
  SAVVIS Communications Corp.+.............................................................         6,313         72,347
                                                                                                            ------------
  Total Common Stock (cost $125,981).......................................................                       73,954
                                                                                                            ------------
  Total Long-Term Investment Securities (cost $222,543,964)................................                  162,270,018
                                                                                                            ------------
SHORT-TERM INVESTMENT SECURITIES -- 4.1%
Registered Investment Companies -- 4.1%
  SSgA Money Market Fund (cost $7,077,902).................................................     7,077,902      7,077,902
                                                                                                            ------------
TOTAL INVESTMENTS -- 98.3%
  (cost $229,621,866)(12)..................................................................                  169,347,920
Other assets less liabilities -- 1.7%........................................................                  2,875,476
                                                                                                            ------------
NET ASSETS -- 100.0%.........................................................................               $172,223,396
                                                                                                            ============

--------
BTL  Bank Term Loan
CLTL Credit Linked Term Loan
CND TLCanadian Term Loan
DIP  Debtor in Possession
Dutch TLDutch Term Loan
GRM TLGerman Term Loan
LOC  Letter of Credit
NR   Security is not rated.
STFA Senior Term Facilities Agreement
+    Non-income producing security
@ Illiquid security. At June 30, 2009, the aggregate value of these securities was $10,657,058, representing 6.2% of net assets.

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2009 -- (unaudited) (continued)

# Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on securities valuation inputs; see Note 2
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings provided are as of June 30, 2009.
(2) Based on the stated maturity, the weighted average to maturity of the Loans held in the portfolio will be approximately 53 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)  Company has filed Chapter 11 bankruptcy protection.
(6) Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)  Loan is in default.
(8)  Loan is subject to an unfunded loan commitment. See Note 11 for details.
(9) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2009.
(10) PIK ("Payment-in-Kind") security. Loan that pays interest/dividends in the form of additional loans.
(11) As of August 17, 2009, the loan is not in default, however, Accuride Corporation ("Accuride") has disclosed in filings with the Securities and Exchange Commission (the "SEC") that it has entered into a temporary waiver agreement (the "Temporary Waiver") with respect to the amended and restated credit agreement, as amended (the "Credit Agreement") among Accuride, the lenders and certain other parties. Pursuant to the terms of the Temporary Waiver, the lenders have agreed to waive Accuride's non-compliance with certain financial covenants under the Credit Agreement, as well as any default under the Credit Agreement if Accuride fails to make certain interest payments due and owing to the holders of certain of Accuride's senior subordinated notes (which the Fund does not hold). The Temporary Waiver terminates on September 7, 2009, unless terminated earlier upon the occurrence of certain specified events, and may be extended to September 15, 2009 under certain circumstances. Under the Temporary Waiver, interest on advances and all outstanding obligations under the Credit Agreement, including the bank term loan held by the Fund, will accrue during the Temporary Waiver period at an annual rate of 2.0% plus the otherwise applicable rate, Accuride and its subsidiaries must also comply with certain restrictions. If the Temporary Waiver period expires and no further amendment to or restructuring of the Credit Agreement takes place, then an event of default would likely occur under the Credit Agreement.
(12) See Note 6 for cost of investments on a tax basis.

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2009 -- (unaudited) (continued)


The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009 (see Note 2):

                                                      Level 1--   Level 2--     Level 3-
                                                      Unadjusted     Other    Significant
                                                        Quoted    Observable  Unobservable
                                                        Prices      Inputs       Inputs       Total
                         -                            ---------- ------------ ------------ ------------
Long-Term Investment Securities:
  Loans:
   Aerospace/Defense.................................  $    --   $    873,750 $ 1,975,223  $  2,848,973
   Automobile........................................       --      1,331,174     521,849     1,853,023
   Beverage, Food & Tobacco..........................       --        878,937   3,146,995     4,025,932
   Broadcasting & Entertainment......................       --     13,854,868   5,004,982    18,859,850
   Buildings & Real Estate...........................       --      3,617,789   4,302,664     7,920,453
   Cargo Transport...................................       --      4,195,999     638,713     4,834,712
   Chemicals, Plastics & Rubber......................       --      6,594,022   2,356,995     8,951,017
   Containers, Packaging & Glass.....................       --        924,748     110,000     1,034,748
   Diversified/Conglomerate Manufacturing............       --      4,940,458     623,570     5,564,028
   Diversified/Conglomerate Service..................       --      1,078,570     406,175     1,484,745
   Electronics.......................................       --      2,429,565   2,241,420     4,670,985
   Finance...........................................       --      6,478,738  11,298,953    17,777,691
   Healthcare, Education & Childcare.................       --      5,691,317   2,686,742     8,378,059
   Home & Office Furnishings, Housewares & Durables..       --      1,868,501     746,326     2,614,827
   Hotels, Motels, Inns, & Gamings...................       --      7,048,863     932,719     7,981,582
   Leisure, Amusement, Entertainment.................       --      3,952,457   5,138,308     9,090,765
   Machinery.........................................       --        394,525   1,593,954     1,988,479
   Mining, Steel Iron & Nonprecious Metals...........       --         87,714     722,941       810,655
   Oil & Gas.........................................       --      5,769,949   1,121,626     6,891,575
   Personal & Nondurable Consumer Products...........       --      1,848,933     855,101     2,704,034
   Personal, Goods, & Misc. Services.................       --      1,248,345   1,864,649     3,112,994
   Personal Transportation...........................       --      2,288,976     815,000     3,103,976
   Printing & Publishing.............................       --      3,962,352   3,936,108     7,898,460
   Retails Stores....................................       --      6,034,636   7,633,313    13,667,949
   Telecommunications................................       --      3,184,149     432,500     3,616,649
   Textiles & Leather................................       --             --     321,142       321,142
   Utilities.........................................       --      7,641,839   1,745,102     9,386,941
  Corporate Bonds....................................       --        800,000       1,820       801,820
  Common Stock.......................................   73,954             --          --        73,954
Short-Term Investments
  Registered Investment Companies....................       --      7,077,902          --     7,077,902
                                                       -------   ------------ -----------  ------------
Total................................................  $73,954   $106,099,076 $63,174,890  $169,347,920
                                                       =======   ============ ===========  ============

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                                 Corporate
                                                      Loans        Bonds        Total
                                                  ------------  ----------  ------------
Balance as of 12/31/2008......................... $ 67,034,563  $       --  $ 67,034,563
Accrued discounts/premiums.......................      134,477     (35,026)       99,451
Realized gain (loss).............................   (2,115,215)         --    (2,115,215)
Change in unrealized appreciation (depreciation).   25,178,861    (970,880)   24,207,981
Net purchases (sales)............................  (11,032,779)  1,007,726   (10,025,053)
Transfers in and/or out of Level 3...............  (16,026,837)         --   (16,026,837)
                                                  ------------  ----------  ------------
Balance as of 6/30/2009.......................... $ 63,173,070  $    1,820  $ 63,174,890
                                                  ============  ==========  ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2009 -- (unaudited)

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), is an open-end, non-diversified management investment company. The Fund was organized as a Maryland corporation in 1998, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica")*, an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide a high level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations. The Fund may also purchase investment grade fixed income debt securities and money market instruments.

   Prior to October 4, 2006, the Fund operated as a closed-end investment management company. On October 4, 2006, the Fund converted from a closed-end investment management company into an open-end investment management company. Concurrently with the conversion, the Class A shares were redesignated as Class Q shares and a new class of shares designated as Class A commenced offering.

   The Fund offers two classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. Class C shares are offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase. The share classes differ in their respective distribution and service fees. All classes have equal rights to assets and voting privileges except as may otherwise be provided in the Fund's registration statement.

   Effective as of the close of business on June 26, 2009 (the "Liquidation Date"), the Fund liquidated Class B, Class D and Class Q shares, as well as those Class C shares purchased before August 18, 1999 ("Old Class C Shares"), including those shares purchased through the reinvestment of dividends and distributions paid on Old Class C Shares and held in a separate sub-account, as described in the Prospectus, that were eligible for conversion to Class Q shares. Any shares outstanding as of the Liquidation Date were automatically redeemed by the Fund on that date and shareholders received proceeds equal to the net asset value of their shares.

   Indemnifications: The Fund's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in
   Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: The investments by the Fund in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors (the "Board"). Under the Fund's current guidelines, Loans for which

--------
* Effective April 1, 2009, AIG SunAmerica Asset Management Corp. changed its name to SunAmerica Asset Management Corp.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2009 -- (unaudited)
        (continued)

   an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity. Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60/th/ day, are amortized to maturity based on the value determined on the 61/st/ day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   The senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for more actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

   In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Fund's net assets as of June 30, 2009 are reported on a schedule following the Portfolio of Investments.

   Repurchase Agreements: The Fund may enter into repurchase agreements. The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, the Fund did not enter into any repurchase agreements.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2009 -- (unaudited)
        (continued)


   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $674,238 for the period ended June 30, 2009, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $140,366 for the period ended June 30, 2009, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class). Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected. The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. The Fund files U.S. Federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2005.

   Statement of Cash Flows: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account, and does not include any short-term investments at June 30, 2009.

Note 3. Capital Share Transactions

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in five different classes. Transactions in shares of each class were as follows:

                                     For the
                                   period ended                For the
                                  June 30, 2009               year ended
                                   (unaudited)            December 31, 2008
                             -----------------------  -------------------------
                               Shares       Amount       Shares       Amount
Class A                      ----------  -----------  -----------  ------------
Shares sold.................  5,515,452  $33,097,904    6,245,181  $ 51,114,036
Reinvested distributions....    111,340      650,184      273,292     2,092,988
Shares redeemed............. (1,326,831)  (7,924,793) (11,589,177)  (91,945,003)
                             ----------  -----------  -----------  ------------
   Net increase (decrease)..  4,299,961  $25,823,295   (5,070,704) $(38,737,979)
                             ==========  ===========  ===========  ============

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2009 -- (unaudited)
        (continued)


                                           For the
                                           period
                                   January 1, 2009 through                      For the
                                        June 26, 2009                         year ended
                                         (unaudited)                       December 31, 2008
                             -----------------------------       -------------------------------
                                  Shares            Amount            Shares             Amount
Class B(5)                   ----------       ------------       -----------       -------------
Shares sold.................     20,514       $    135,436           103,608       $     828,739
Reinvested distributions....     21,530            120,991            77,570             586,529
Shares redeemed............. (1,368,996)(1)     (8,881,065)(1)    (1,018,041)(3)      (7,804,218)(3)
                             ----------       ------------       -----------       -------------
   Net increase (decrease).. (1,326,952)      $ (8,624,638)         (836,863)      $  (6,388,950)
                             ==========       ============       ===========       =============

                                           For the
                                        period ended                            For the
                                        June 30, 2009                         year ended
                                         (unaudited)                       December 31, 2008
                             -----------------------------       -------------------------------
                                  Shares            Amount            Shares             Amount
Class C                      ----------       ------------       -----------       -------------
Shares sold.................  2,197,079       $ 13,196,276         3,712,260       $  30,768,232
Reinvested distributions....    275,779          1,588,686           812,486           6,128,175
Shares redeemed............. (3,039,143)(2)    (17,744,564)(2)   (14,346,426)(4)    (109,402,031)(4)
                             ----------       ------------       -----------       -------------
   Net increase (decrease)..   (566,285)      $ (2,959,602)       (9,821,680)      $ (72,505,624)
                             ==========       ============       ===========       =============

                                           For the
                                           period
                                   January 1, 2009 through                      For the
                                        June 26, 2009                         year ended
                                         (unaudited)                       December 31, 2008
                             -----------------------------       -------------------------------
                                  Shares            Amount            Shares             Amount
Class D(5)                   ----------       ------------       -----------       -------------
Shares sold.................        200       $      1,100             4,615       $      38,808
Reinvested distributions....     15,585             87,561            52,090             391,164
Shares redeemed.............   (856,987)        (5,526,585)         (390,769)         (2,984,986)
                             ----------       ------------       -----------       -------------
   Net increase (decrease)..   (841,202)      $ (5,437,924)         (334,064)      $  (2,555,014)
                             ==========       ============       ===========       =============

                                           For the
                                           period
                                   January 1, 2009 through                      For the
                                        June 26, 2009                         year ended
                                         (unaudited)                       December 31, 2008
                             -----------------------------       -------------------------------
                                  Shares            Amount            Shares             Amount
Class Q(5)                   ----------       ------------       -----------       -------------
Shares sold.................    517,522(1)(2) $  2,979,493(1)(2)     562,812(3)(4) $   4,143,860(3)(4)
Reinvested distributions....     19,882            112,620            29,709             211,182
Shares redeemed............. (1,436,032)        (9,508,829)         (215,377)         (1,567,692)
                             ----------       ------------       -----------       -------------
   Net increase (decrease)..   (898,628)      $ (6,416,716)          377,144       $   2,787,350
                             ==========       ============       ===========       =============

--------
(1)Includes automatic conversion of 125,792 shares of Class B shares in the amount of $715,294 to 126,150 shares of Class Q shares in the amount of $715,294.
(2)Includes automatic conversion of 379,334 shares of Class C shares in the amount of $2,191,418 to 379,497 shares of Class Q shares in the amount of $2,191,418.
(3)Includes automatic conversion of 419,528 shares of Class B shares in the amount of $3,261,102 to 419,281 shares of Class Q shares in the amount of $3,261,102.
(4)Includes automatic conversion of 138,651 shares of Class C shares in the amount of $866,418 to 138,651 shares of Class Q shares in the amount of $866,418.
(5)See Note 1.

Note 4. Purchases and Sales of Securities

   During the period ended June 30, 2009, the Fund's cost of purchases of Loans and proceeds from Loan sales were $66,623,415 and $75,298,325, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2009 -- (unaudited)
        (continued)

   salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SunAmerica a monthly advisory fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% thereafter.

   During the six-month period ended June 30, 2009, AIG Global Investment Corp. ("AIGGIC") served as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica./(1)/ AIGGIC is an indirect wholly-owned subsidiary of AIG and is an affiliate of SunAmerica. Under the Subadvisory Agreement, AIG managed the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, AIGGIC received from SunAmerica a monthly fee payable at the following annual rates: 0.25% for the first $1 billion of average daily net assets; and 0.20% for average daily net assets of more than $1 billion. The fee paid to the subadviser was paid by SunAmerica and not the Fund.

   Pursuant to the Administrative Services Agreement (the "Administrative Agreement") SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, SunAmerica receives an annual fee equal to 0.40% of average daily net assets of the Fund./(2)/ For the period ended June 30, 2009, SunAmerica accrued administration fees in the amount of $294,999.

   The Fund has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class D shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," "Class C Plan," and "Class Q Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10%, 0.50% and 0.50%, respectively, of the average daily net assets of the Fund's Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A, Class B, Class C and Class Q shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the period ended June 30, 2009, SACS received fees (see Statement of Operations) based upon the aforementioned rates. For the period ended June 30, 2009 SACS received sales charges on Class A shares of $60,128, of which $12,364 was reallowed to affiliated broker-dealers and $37,439 to non-affiliated broker-dealers. In addition, SACS receives the proceeds of early withdrawal charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the period ended June 30, 2009, SACS received early withdrawal charges of $35,529. For the period ended June 30, 2009 SACS voluntarily waived fees for the following classes:
   Class A $36,980, Class B $6,917, Class C $97,429 and Class Q $1,092. The fee waiver and expense reimbursement will continue indefinitely but may be terminated at any time at the option of SunAmerica. As noted above in Note 1, the Fund liquidated Class B, Class D and Class Q shares, as well Old Class C shares, effective as of the close of business on June 26, 2009 (the "Liquidation Date"). As a result of the liquidation of these

--------
/(1)/Effective July 24, 2009, Wellington Management Company, LLP ("Wellington") replaced AIGGIC as subadviser to the Fund. See Note 12 for more information.
/(2)/Effective September 1, 2009, the fee paid pursuant to the Administrative
     Agreement will be reduced from 0.40% of average daily net assets of the Fund to 0.20% of average daily net assets of the Fund.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2009 -- (unaudited)
        (continued)

   classes, fees are no longer being paid to SACS under the Class B Plan or Class Q Plan (or with respect to the Old Class C shares).

   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS")+, an indirect wholly-owned subsidiary of SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the period ended June 30, 2009, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable on the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                      Payable at
                                            Expense  June 30, 2009
                                            -------- -------------
             Class A....................... $ 41,986    $ 9,826
             Class B*......................    7,203         --
             Class C.......................  101,891     19,659
             Class D*......................    4,557         --
             Class Q*......................    6,613         --

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A and 1.75% for Class C, of average daily net assets. Annual Fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles or acquired fees and expenses. The expense reimbursements and fee waivers will continue indefinitely, subject to termination by the Board, including a majority of the directors that are not deemed to be "interested persons" of the Fund, as defined by Section 2(a)(19) of the 1940 Act ("Disinterested Directors"). For the period ended June 30, 2009, SunAmerica waived fees and reimbursed expenses as follows: Class A $121,205, Class B $22,912, Class C $267,106, Class D $12,285 and Class Q $16,619.

   On March 4, 2009, AIG, the ultimate parent of SunAmerica, SACS, SAFS and AIGGIC, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, retirement pension expense, and treatment of defaulted securities.

              Distributable Earnings                       Tax Distributions
----------------------------------------------------   -------------------------------------
       For the year ended December 31, 2008            For the year ended December 31, 2008
----------------------------------------------------   -------------------------------------
                                        Unrealized
Ordinary  Long-term Gains/Capital and  Appreciation/    Ordinary           Long-term
Income           Other Losses          (Depreciation)    Income           Capital Gains
--------  ---------------------------  ---------------    ------------    -------------
$38,417         $(41,919,687)          $(115,222,932)  $15,916,541            $ --

--------
+ Effective March 17, 2009, AIG SunAmerica Fund Services, Inc. changed its name to SunAmerica Fund Services, Inc.
*  See Note 1

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2009 -- (unaudited)
        (continued)


   Capital Loss Carryforwards. At December 31, 2008 capital loss carryforward available to offset future recognized gains were $41,919,687 with $9,997,029 expiring in 2009, $7,736,363 expiring in 2010, $4,956,144 expiring in 2011,
   $3,498,813 expiring in 2012, and $15,731,338 expiring in 2016.

   During the year ended December 31, 2008, the Senior Floating Rate Fund had $1,009,013 of capital loss carryforward expire.

   Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended December 31, 2008, the Fund elected to defer $6,756,274 of Post-October Capital Losses.

   Unrealized appreciation and depreciation in the value of investments at June 30, 2009 for federal income tax purposes were as follows:

   Cost (tax basis)............................................ $229,417,556
                                                                ============
   Gross unrealized appreciation............................... $  1,647,356
   Gross unrealized depreciation...............................  (61,756,909)
                                                                ------------
   Net unrealized depreciation................................. $(60,109,553)
                                                                ============

Note 7. Director Retirement Plan

   The Directors of the Corporation have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Directors. The Retirement Plan provides generally that a Disinterested Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permits active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   As of June 30, 2009, the Fund expensed $1,177 for the Retirement Plan, which is included in Directors' fees and expenses line on the Statement of Operations and paid $56,724 for the Retirement Plan.

Note 8. Line of Credit

   The SunAmerica Family of Mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Company ("State Street"), the Fund's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2009 -- (unaudited)
        (continued)

   uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. For the period ended June 30, 2009, the Fund had borrowings outstanding for 14 days under the line of credit and incurred $616 in interest charges related to these borrowings. The Fund's average amount of debt under the line of credit for the days utilized was $2,715,646 at a weighted average interest rate of 0.59%. At June 30, 2009, there were no borrowings outstanding.

Note 9. Interfund Lending

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission (the "Commission"), the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended June 30, 2009, the Fund did not participate in this program.

Note 10. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 11. Unfunded Loan Commitments

   On June 30, 2009, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

                                                      Maturity
         Name                               Type        Date    Amount
         ----                           ------------- -------- --------
         Aleris International, Inc..... DIP Term Loan 02/13/10 $138,983
         LyondellBasell Industries..... DIP Term Loan 12/15/09  187,176

Note 12. Subsequent Events

   The Fund has performed an evaluation of subsequent events through August 27, 2009, which is the date the financial statements were issued. The following subsequent events were noted:

   At a meeting held on May 27, 2009, the Board of the Fund approved a new subadvisory agreement between SunAmerica and Wellington (the "New Subadvisory Agreement") with respect to the Fund. The New Subadvisory Agreement is subject to approval by the Fund's shareholders. The Board also approved an interim Subadvisory Agreement between SunAmerica and Wellington (the "Interim Subadvisory Agreement") with respect to the Fund, effective July 24, 2009, pursuant to which Wellington replaced AIGGIC as the subadviser to the Fund. Pursuant to the terms of the Interim Subadvisory Agreement, SunAmerica pays Wellington a subadvisory fee equal to the subadvisory fee that was paid to AIGGIC under the prior subadvisory agreement. The Interim Subadvisory Agreement will remain in effect until December 21, 2009, or until the Fund's New Subadvisory Agreement is approved by Fund shareholders, whichever is earlier. If the New Subadvisory Agreement is approved by shareholders, SunAmerica would pay Wellington a subadvisory fee equal to an annual rate of 0.30% of average daily net assets of the Fund on the first $500 million and 0.25% for average daily net assets of more than $500 million.

   At a meeting held on August 26, 2009, the Board of the Fund approved an amendment to the Administrative Agreement between SunAmerica and the Fund reducing the annual fee payable by the Fund to SunAmerica from 0.40% of average daily net assets to 0.20% of average daily net assets, effective September 1, 2009.

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF INTERIM SUBADVISORY AGREEMENT AND
        NEW SUBADVISORY AGREEMENT -- June 30, 2009 -- (unaudited)

Approval of Interim Subadvisory Agreement and New Subadvisory Agreement

The Board, including its Disinterested Directors, approved both the Interim Subadvisory Agreement and the New Subadvisory Agreement between SunAmerica and Wellington with respect to the Fund, the latter being subject to shareholder approval, at an in-person meeting of the Board held on May 27, 2009. As a result, effective July 24, 2009, Wellington assumed portfolio management responsibilities for the Fund under the terms of the Interim Subadvisory Agreement. In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and Wellington provided, materials relating to the Board's consideration of whether to approve the New Subadvisory Agreement for the Fund. These materials included (a) a summary of the services provided by Wellington; (b) information provided by Wellington on fees and expenses relating to institutional accounts with similar investment styles as the Funds;
(c) a discussion of indirect benefits to Wellington; (d) a report by SunAmerica of Wellington's compliance policies and procedures; (e) a summary of brokerage and soft dollar practices; and (f) a discussion of the key personnel of Wellington. In determining whether to approve the New Subadvisory Agreement for the Fund, the Board, including the Disinterested Directors, considered the following information:

Nature, Extent and Quality of Services Provided by Wellington.

The Board, including the Disinterested Directors, considered the nature, extent and quality of services to be provided to the Fund by Wellington. The Board observed that it had a long-standing relationship with Wellington in connection with Wellington's role as subadviser to certain other funds in the SunAmerica Family of Funds. The Board also noted that the services to be provided by Wellington would be substantially similar to the services that Wellington has provided to the other funds in the SunAmerica Family of Funds, which would include investment management services such as investment research, advice and supervision, and determining which securities will be purchased or sold by a Fund, subject to the oversight and review of SunAmerica. In addition, the Board reviewed Wellington's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board also reviewed the personnel that would be responsible for providing subadvisory services to the Fund. The Board concluded, based on the materials provided and its prior experience with Wellington as a subadviser to certain other funds in the SunAmerica Family of Funds, that: (i) Wellington was able to retain high quality portfolio managers and other investment personnel;
(ii) Wellington exhibited a high level of diligence and attention to detail in carrying out its responsibilities as a subadviser; and (iii) Wellington was responsive to requests of the Board and of SunAmerica. The Board considered that Wellington had developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in its prospectus. The Board also considered Wellington's code of ethics and compliance and regulatory history. The Board further concluded that the nature and extent of services to be provided by Wellington to the Fund under the New Subadvisory Agreement were reasonable and appropriate in relation to the proposed subadvisory fee and that the quality of services was reasonably expected to be high.

Investment Performance.

The Board, including the Disinterested Directors, received information prepared by Wellington regarding its investment performance. The information provided to the Board included composite performance of certain institutional accounts managed by Wellington with investment policies and/or strategies similar to the Fund. The Board noted that the accounts included within these composites were not open-end mutual funds, as Wellington did not manage any mutual funds with investment policies and/or strategies similar to the Fund. However, the Board noted that Wellington acts as subadviser to other mutual funds in the SunAmerica Family of Funds and is very experienced in managing mutual funds generally. In considering Wellington's anticipated performance with respect to the Fund, the Board also considered that Wellington's flexible investment approach would be well suited to the Fund. The Board also acknowledged that past performance is no guarantee of future results.

The Board noted that SunAmerica recommended that the Board approve Wellington as a new subadviser to the Fund in the course of the Board's evaluation of subadviser performance and investment strategy. It was noted that SunAmerica's evaluation involved extensive research, including both qualitative and quantitative analysis of Wellington and AIGGIC, the prior subadviser, their organizational structures, investment process and style, and performance records over varying periods of time.

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF INTERIM SUBADVISORY AGREEMENT AND NEW SUBADVISORY AGREEMENT -- June 30, 2009 -- (unaudited)


Consideration of the Subadvisory Fee and the Cost of the Services and Profits to be Realized by Wellington and its Affiliates from the Relationship with the Fund.

The Board, including the Disinterested Directors, received and reviewed information regarding the fee to be paid by SunAmerica to Wellington pursuant to the New Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fee in light of the nature and quality of services to be provided and any potential additional benefits to be received by Wellington or its affiliates in connection with providing such services to the Fund.

The Board of the Fund noted that Lipper, Inc. was not able to provide a report addressing the expense information with respect to the proposed New Subadvisory Agreement since there were no other peer funds within this same investment classification with disclosed subadvisory fees. In considering the reasonableness of the subadvisory fee to be paid by SunAmerica to Wellington on behalf of the Fund, therefore, the Board considered information provided by Wellington on fees and expenses relating to institutional accounts with similar investment styles as the Fund. The Board also considered that the subadvisory fee is paid by SunAmerica out of its management fee and not by the Fund, and that subadvisory fee may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board compared the subadvisory fee paid to AIGGIC under the prior subadvisory agreement and the proposed subadvisory fee that will be paid to Wellington under the New Subadvisory Agreement. The Board also considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained.

The Board also reviewed financial statements and other reports from Wellington and considered whether Wellington had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services. The Board concluded that Wellington had the financial resources necessary to perform its obligations under the Fund's New Subadvisory Agreement and would provide the Fund with high quality services. The Board also concluded that the subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale.

The Board did not review specific information regarding whether there would be economies of scale with respect to Wellington's management of the Fund because it regards that information as less relevant at the subadviser level. Rather, the Board noted that they considered information regarding economies of scale in the context of the renewal of the Fund's Investment Advisory and Management Agreement with SunAmerica.

Other Factors.

In consideration of the New Subadvisory Agreement, the Board also received information regarding Wellington's brokerage and soft dollar practices. The Board considered that SunAmerica and Wellington are responsible for decisions to buy and sell securities, selection of broker-dealers and negotiation of commission rates.

Conclusion.

After a full and complete discussion, the Fund's Board approved, subject to shareholder approval, the Fund's New Subadvisory Agreement. Based upon their evaluation of all these factors in their totality, the Board, including its Disinterested Directors, was satisfied that the terms of the New Subadvisory Agreement were fair and reasonable and in the best interests of the Fund and its shareholders. In arriving at a decision to approve the New Subadvisory Agreement on behalf of the Fund, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Directors were also assisted by the advice of independent counsel in making these determinations. Accordingly, the Board, including the Disinterested Directors, unanimously approved, and recommended that shareholders of the Fund approve, the New Subadvisory Agreement.

[LOGO] AIG Sun America
Mutual Funds

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors                  Custodian                  DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Samuel M. Eisenstat        P.O. Box 5607             file its com-plete
 Stephen J. Gutman          Boston, MA 02110          schedule of portfolio
 Peter A. Harbeck                                     holdings with the U.S.
 William J. Shea           VOTING PROXIES ON FUND     Securities and Exchange
                           PORTFOLIO SECURITIES       Commission for its first
Officers                   A description of the       and third fiscal quarters
 John T. Genoy, President  policies and proce-dures   on Form N-Q. The Fund's
   and Chief Executive     that the Fund uses to      Forms N-Q are available
   Officer                 determine how to vote      on the U.S. Securities
 Donna M. Handel,          proxies related to         and Exchange Commission's
   Treasurer               securities held in the     website at
 James Nichols, Vice       Fund's portfolio, which    http://www.sec.gov. You
   President               is available in the        can also review and
 Cynthia A. Skrehot, Vice  Fund's Statement of        obtain copies of the
   President and Chief     Additional Information,    Forms N-Q at the U.S.
   Compliance Officer      may be ob-tained without   Securities and Exchange
 Gregory N. Bressler,      charge upon request, by    Commission's Public
   Chief Legal             calling (800) 858-8850.    Refer-ence Room in
   Officer and Secretary   This in-formation is also  Washington, DC
 Gregory R. Kingston,      available from the EDGAR   (information on the
   Vice President and      database on the U.S.       operation of the Public
   Assistant Treasurer     Secu-rities and Exchange   Reference Room may be
 Nori L. Gabert, Vice      Commission's website at    ob-tained by calling
   President and           http://www.sec.gov.        1-800-SEC-0330).
   Assistant Secretary
 John E. McLean,           DELIVERY OF SHAREHOLDER    PROXY VOTING RECORD ON
   Assistant Secretary     DOCUMENTS                  FUND PORTFOLIO SECURITIES
 Kathleen Fuentes,         The Fund has adopted a     Information regarding how
   Assistant Secretary     policy that allows them    the Fund voted proxies
 Diedre L. Shepherd,       to send only one copy of   relating to securities
   Assistant Treasurer     a Fund's prospectus,       held in the Fund's
 Matthew J. Hackethal,     proxy material, annual     portfolio during the most
   Anti-Money Laundering   report and semi-annual     recent twelve month
   Compliance Officer      report (the "shareholder   period ended June 30 is
                           documents") to             available, once filed
Investment Adviser         shareholders with          with the U.S. Securities
 SunAmerica Asset          multiple accounts          and Exchange Commis-sion,
   Management Corp.        residing at the same       without charge, upon
 Harborside Financial      "household." This          request, by calling
   Center                  practice is called         (800) 858-8850 or on the
 3200 Plaza 5              householding and reduces   U.S. Securities and
 Jersey City, NJ           Fund expenses, which       Exchange Commission's
   07311-4992              benefits you and other     website at
                           shareholders. Unless the   http://www.sec.gov.
Distributor                Funds receive
 SunAmerica Capital        instructions to the        This report is submitted
   Services, Inc.          con-trary, you will only   solely for the general
 Harborside Financial      receive one copy of the    information of
   Center                  shareholder documents.     shareholders of the Fund.
 3200 Plaza 5              The Funds will continue    Distribution of this
 Jersey City, NJ           to household the           report to persons other
   07311-4992              share-holder documents     than shareholders of the
                           indefinitely, until we     Fund is authorized only
Shareholder Servicing      are instructed otherwise.  in connection with a
Agent                      If you do not wish to      currently effective
 SunAmerica Fund           participate in             prospectus, setting forth
   Services, Inc.          householding, please       details of the Fund,
 Harborside Financial      contact Shareholder        which must precede or
   Center                  Services at (800)          accompany this report.
 3200 Plaza 5              858-8850 ext. 6010 or
 Jersey City, NJ           send a written request     The accompanying report
   07311-4992              with your name, the name   has not been audited by
                           of your fund(s) and your   independent accountants
Transfer Agent             account number(s) to       and accordingly no
 State Street Bank and     SunAmerica Mutual Funds    opinion has been
   Trust Company           c/o BFDS, P.O. Box         expressed thereon.
 P.O. Box 219373           219186, Kansas City MO,
 Kansas City, MO 64141     64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

                 1   Go to
                     www.sunamericafunds.com
                 2
                     Click on the "Go Paperless" link.

                 3   Fill out the appropriate information
                     including the email address to which you would like your information sent.
                 4   Click "Submit" --
                     It's that easy!

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover. Distributed by:
SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

www.sunamericafunds.com

SFSAN - 6/09

[LOGO]

AIG

Sun America
Mutual Funds

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert.

     Not applicable.

Item 4. Principal Accountant Fees and Services.

     Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not  applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not  applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not  applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not  applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 4, 2009


By: /s/ Donna M. Handel
    ------------------------------------
    Donna M. Handel
    Treasurer

Date: September 4, 2009